Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Salary and welfare payables	$ 15,466	$ 38,011
Deposits from customers	48,088	24,660
Other tax payable	14,543	32,682
Service payable	35,546	39,028
Staff reimbursements	1,358	24,550
Total	$ 115,001	$ 158,931